UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 117.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.1%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	5,860	$5,932,834
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	4,566	4,593,798
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	653	655,079
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	944	943,758
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	1,296	1,036,861
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	39,645	38,687,300
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	2,066	2,078,967
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	57,744	57,956,343
Term Loan, 3.75%, Maturing June 4, 2021	16,079	16,137,540

		$128,022,480

Automotive — 4.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	11,437	$11,465,484
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	33,330	33,585,171
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	29,061	29,151,491
Term Loan, 3.25%, Maturing December 31, 2018	39,194	39,287,802
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	6,650	6,691,311
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	12,397	12,458,554
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	38,807	38,801,899
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	32,563	32,969,531

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	7,625	$7,699,633
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	24,592	24,716,844
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	6,859	6,910,890
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	8,312	8,338,163
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	14,364	14,426,998
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	8,977	8,986,971

		$275,490,742

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	7,239	$7,022,194
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	2,000	1,930,000

		$8,952,194

Brokerage / Securities Dealers / Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, Maturing April 30, 2022(2)	2,800	$2,838,500
Term Loan - Second Lien, Maturing March 3, 2023(2)	2,300	2,314,375

		$5,152,875

Building and Development — 1.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	11,731	$11,779,667
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,598	1,609,673
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	5,491	5,467,350
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	16,172	16,208,588
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	1,675	1,687,562
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,385	11,385,000

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	15,647	$15,711,779
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,211	2,234,705
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	12,274	12,250,819
Realogy Corporation
Term Loan, 4.67%, Maturing October 10, 2016	139	137,650
Term Loan, 3.75%, Maturing March 5, 2020	25,177	25,298,994
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	4,507	4,522,003
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,328	2,333,565

		$110,627,355

Business Equipment and Services — 11.1%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	31,741	$32,137,256
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	15,081	13,045,447
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	3,287	3,303,209
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	9,477	9,216,296
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	11,683	11,725,505
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,718	2,678,595
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	13,127	13,171,792
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	5,648	5,649,464

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ClientLogic Corporation
Term Loan, 7.53%, Maturing January 30, 2017		3,293	$3,276,380
Term Loan, 7.76%, Maturing January 30, 2017	GBP	3,341	5,102,130
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		9,851	9,856,410
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		18,639	17,333,881
Education Management, LLC
Revolving Loan, 2.09%, Maturing July 2, 2020(4)		5,858	5,533,027
Term Loan, 5.50%, Maturing July 2, 2020		3,491	3,147,544
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		5,915	4,751,436
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		42,885	42,510,251
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		23,789	23,907,496
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		11,165	11,192,518
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		7,197	7,273,415
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,742	2,742,732
Term Loan, 4.00%, Maturing November 6, 2020		10,717	10,721,590
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,861	4,772,637
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,810	1,817,948
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,530	14,566,334
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		22,286	22,334,570
Term Loan, 3.75%, Maturing March 17, 2021	EUR	5,277	5,963,972

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,273	$12,345,757
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	11,273	12,809,213
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		8,950	8,927,625
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		17,558	17,623,905
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		38,451	38,781,811
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,354	13,796,360
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		3,695	3,692,961
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		17,038	16,638,823
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		7,702	7,727,801
Term Loan, 4.50%, Maturing April 2, 2022		9,875	9,936,719
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		4,425	4,386,281
Nuance Communications, Inc.
Term Loan, 2.94%, Maturing August 7, 2019		4,913	4,899,453
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		5,283	5,332,654
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		52,236	52,431,622
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		21,467	21,225,523
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		5,866	5,792,537
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		3,841	3,838,991
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		3,500	3,473,750
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		27,282	27,392,710

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 28, 2017	3,625	$3,638,863
Term Loan, 4.00%, Maturing March 8, 2020	41,512	41,830,315
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	7,495	7,541,617
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021	42,365	42,602,838
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021	11,772	11,908,785
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	4,243	4,251,381
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	21,833	21,901,612

		$692,461,742

Cable and Satellite Television — 2.7%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	14,819	$14,899,610
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020	7,449	7,440,974
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018	4,433	4,415,557
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021	5,380	5,366,836
Mediacom Illinois, LLC
Term Loan, 3.15%, Maturing October 23, 2017	2,788	2,788,868
Term Loan, 3.75%, Maturing June 30, 2021	4,826	4,842,341
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020	3,361	3,379,474
Term Loan, 4.50%, Maturing May 21, 2020	3,885	3,906,290
Sterling Entertainment Enterprises, LLC
Term Loan, 2.94%, Maturing December 28, 2017	10,656	10,309,680
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021	26,709	26,737,521
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020	49,130	49,228,433

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	$6,873,440
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	4,837,536
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,509,206
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	13,591,792

			$166,127,558

Chemicals and Plastics — 6.2%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,451	$8,498,866
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,726	3,087,263
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,385	4,409,660
Aruba Investments, Inc.
Term Loan, 5.25%, Maturing February 2, 2022		2,525	2,551,765
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		32,321	32,453,306
Term Loan, 4.00%, Maturing February 1, 2020	EUR	3,930	4,460,476
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		8,602	8,659,973
Colouroz Investment 1, GmbH
Term Loan, 4.75%, Maturing September 7, 2021		1,546	1,560,095
Term Loan, 4.75%, Maturing September 7, 2021		9,350	9,437,298
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		3,791	3,828,405
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		4,925	4,960,136
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,344,969
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		4,317	4,349,787

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		16,035	$16,135,030
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	7,707	8,677,547
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,700	4,169,011
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,565	49,717,376
Term Loan, 4.25%, Maturing March 31, 2022		5,950	5,992,501
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		6,022	6,075,361
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		24,044	24,306,412
Term Loan, 4.75%, Maturing June 7, 2020		6,687	6,763,426
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		18,860	18,969,572
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,098	7,109,321
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		5,348	5,408,291
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		8,346	8,194,483
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	1,870,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,970	2,186,023
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		3,556	3,577,829
Term Loan, 5.50%, Maturing June 7, 2020	CAD	17,960	14,886,355
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		12,838	12,859,457
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,910	2,920,835
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		3,540	3,570,852
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		625	630,150

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,800	$9,806,563
Trinseo Materials Operating S.C.A.
Term Loan, Maturing October 13, 2021(2)		2,800	2,815,750
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		39,692	39,870,220
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		35,815	36,005,412
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,807	1,818,229

			$387,938,005

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,760	$2,724,040
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,082	10,445,009
Spectrum Brands, Inc.
Term Loan, 5.01%, Maturing December 17, 2019	CAD	6,569	5,451,416

			$18,620,465

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,535	$29,590,261
Term Loan, 3.75%, Maturing January 6, 2021		26,886	26,999,392
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,646	13,833,430
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		4,169	4,182,831
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,832	5,839,443
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		15,594	15,760,973
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,127	3,127,997

			$99,334,327

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		451	$453,288
Term Loan, 4.50%, Maturing September 3, 2021		5,575	5,612,399
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		18,789	18,885,632
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		20,296	19,610,859

			$44,562,178

Drugs — 3.0%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		6,952	$6,976,692
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		5,338	5,391,506
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing March 30, 2022		2,175	2,194,938
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		15,285	15,325,890
Term Loan, 4.50%, Maturing March 11, 2021	EUR	1,439	1,630,869
Term Loan, 4.50%, Maturing March 11, 2021	EUR	3,400	3,853,003
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		1,534	1,537,384
Horizon Pharma Holdings USA, Inc.
Term Loan, Maturing April 22, 2021(2)		10,373	10,460,907
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		9,839	9,853,395
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		29,623	29,693,583
Term Loan, 4.25%, Maturing September 30, 2019		1,995	2,007,469
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		15,995	16,068,957

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Valeant Pharmaceuticals International, Inc. (continued)
Term Loan, 3.50%, Maturing December 11, 2019	19,179	$19,260,301
Term Loan, 3.50%, Maturing August 5, 2020	27,304	27,412,175
Term Loan, 4.00%, Maturing April 1, 2022	31,100	31,354,647
VWR Funding, Inc.
Term Loan, 3.43%, Maturing April 3, 2017	500	501,486

		$183,523,202

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	34,794	$34,777,853
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	8,394	8,439,291

		$43,217,144

Electronics / Electrical — 11.9%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	4,075	$4,107,421
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	17,620	16,937,644
Applied Systems, Inc.
Term Loan, 4.27%, Maturing January 25, 2021	4,414	4,439,018
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	55,438	55,771,681
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019	13,277	13,299,955
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	17,150	17,535,875
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	7,450	7,440,438
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	3,358	3,404,299
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	621	622,920
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	15,790	14,829,915

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Dealertrack Technologies, Inc.
Term Loan, 3.25%, Maturing February 28, 2021		3,319	$3,319,189
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020		87,059	87,506,885
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		13,644	13,722,580
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		4,277	4,291,293
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		9,296	9,365,243
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		5,937	5,957,282
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		7,458	7,466,822
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing January 15, 2021		2,931	2,957,505
Go Daddy Operating Company, LLC
Term Loan, 4.50%, Maturing May 13, 2021		43,834	44,196,782
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		14,154	14,246,572
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,144	3,141,619
Term Loan, 3.75%, Maturing June 3, 2020		58,340	58,289,611
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,840	4,343,743
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		4,900	4,942,875
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,310	5,362,974
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		10,425	10,459,747
Term Loan, 5.25%, Maturing November 19, 2021		12,804	12,881,008
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		36,167	36,410,871
MH Sub I, LLC
Term Loan, 5.00%, Maturing July 8, 2021		8,390	8,443,952

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		6,984	$7,015,581
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		14,095	14,099,901
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		4,279	4,281,067
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		18,327	18,189,051
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,394,875
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,475	7,518,923
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,016,875
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		53,741	52,430,975
Shield Finance Co. S.a.r.l.
Term Loan, 5.25%, Maturing January 27, 2021	EUR	4,455	5,041,379
Term Loan, 5.00%, Maturing January 29, 2021		6,905	6,962,791
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018		8,343	8,447,748
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		24,584	24,520,040
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		8,729	8,773,086
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018		7,788	7,827,234
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019		8,883	8,905,082
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		7,838	7,911,191
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020		11,827	11,938,383
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021		1,343	1,350,959

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	24,941	$25,059,277
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	13,138	13,173,621
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	7,435	7,449,316
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	19,594	19,863,740

		$741,866,814

Equipment Leasing — 0.6%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	23,375	$23,473,081
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	13,500	13,547,817

		$37,020,898

Financial Intermediaries — 4.4%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,244	$9,263,075
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	6,322	6,311,470
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,500	1,455,000
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	20,409	20,530,588
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	16,037	15,977,198
First Data Corporation
Term Loan, 3.68%, Maturing March 24, 2017	7,000	7,021,875
Term Loan, 3.68%, Maturing March 24, 2018	18,280	18,341,714
Term Loan, 3.68%, Maturing September 24, 2018	24,150	24,222,957
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	24,572	24,540,988
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	19,661	19,796,654

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	3,415	$3,436,233
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	5,541	5,534,140
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	7,127	7,140,489
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	4,685	4,685,227
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	3,984	4,008,447
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	3,159	2,980,306
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,732	1,741,074
Term Loan, 6.25%, Maturing September 4, 2018	12,258	12,319,329
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	16,813	16,676,360
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,301	6,302,500
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	15,984	15,964,041
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	8,442	8,462,779
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	36,396	34,968,668

		$271,681,112

Food Products — 5.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	33,675	$33,984,977
American Seafoods Group, LLC
Term Loan, 6.50%, Maturing March 18, 2018	1,412	1,357,169
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	6,428	6,444,483

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	7,025	$7,975,349
Term Loan, 3.50%, Maturing July 23, 2021		21,150	21,150,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		3,488	3,495,589
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,076	21,229,340
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		11,875	11,919,218
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		43,757	44,112,415
H.J. Heinz Company
Term Loan, 3.25%, Maturing June 5, 2020		33,363	33,440,461
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,737	8,758,592
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,909,513
Term Loan, 3.75%, Maturing September 18, 2020		13,716	13,810,423
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	6,474	6,995,850
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,075	4,313,515
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	49,772,076
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 5.25%, Maturing March 13, 2022	EUR	1,425	1,617,348
Onex Wizard US Acquisition, Inc.
Term Loan, 5.25%, Maturing March 13, 2022		10,450	10,575,724
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		5,910	5,921,542
Term Loan, 3.00%, Maturing April 29, 2020		8,934	8,951,690
Post Holdings, Inc.
Term Loan, Maturing June 2, 2021(2)		4,750	4,774,173

			$316,509,447

Food Service — 3.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		60,511	$61,315,989

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		441	$439,432
Term Loan, 3.68%, Maturing July 26, 2016		918	914,429
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		2,416	2,432,728
Buffets, Inc.
Term Loan, 0.00%, Maturing April 22, 2015(3)(7)		260	208,082
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		8,747	8,687,315
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		4,532	4,509,225
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	8,766	9,943,412
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		17,026	17,127,688
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		9,153	9,133,988
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,749	6,640,993
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,818	1,818,003
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		57,654	57,930,070
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,702	23,915,486

			$205,016,840

Food / Drug Retailers — 2.8%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019		21,325	$21,521,105
Term Loan, 5.50%, Maturing August 25, 2021		6,750	6,831,095
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019		29,764	30,038,742
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		32,948	32,879,495

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		16,614	$16,710,120
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		28,166	28,441,398
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		34,931	35,120,423

			$171,542,378

Forest Products — 0.0%(6)
SIG Euro Holdings AG & Co. KG
Term Loan, 4.50%, Maturing December 2, 2018	EUR	2,627	$2,981,690

			$2,981,690

Health Care — 11.5%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022		2,095	$2,121,590
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		10,199	10,236,995
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		18,113	18,244,274
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		19,612	19,568,677
Amneal Pharmaceuticals, LLC
Term Loan, 4.51%, Maturing November 1, 2019		2,000	2,012,500
Term Loan, 5.00%, Maturing November 1, 2019		11,430	11,520,068
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		23,308	23,419,333
Aspen Dental Management, Inc.
Term Loan, Maturing April 10, 2022(2)		2,850	2,869,594
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		6,266	6,313,295
Biomet, Inc.
Term Loan, 3.68%, Maturing July 25, 2017		19,867	19,883,993
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		3,003	2,989,854
Term Loan, 6.50%, Maturing July 31, 2020		5,005	4,983,089
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,669,658

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		5,650	$5,713,808
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		1,603	1,612,991
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		14,490	14,584,830
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		43,896	44,211,105
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,300	3,312,699
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		10,413	10,438,718
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		13,979	14,046,001
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017		18,280	18,364,769
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		41,754	42,036,660
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		4,745	4,774,200
Term Loan, 4.25%, Maturing August 30, 2020		16,004	16,103,857
Term Loan, 4.75%, Maturing August 30, 2020	EUR	700	792,928
Term Loan, 4.75%, Maturing August 30, 2020	EUR	2,300	2,606,902
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.18%, Maturing February 27, 2021		24,654	24,763,091
HC Group Holdings III, Inc.
Term Loan, 6.00%, Maturing April 7, 2022		3,505	3,553,194
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,205	21,321,430
Impax Laboratories, Inc.
Term Loan, 5.50%, Maturing December 2, 2020		7,275	7,365,938
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		8,591	8,204,644

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	13,351	$13,425,880
Term Loan, 7.75%, Maturing May 15, 2018	13,426	13,437,531
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	15,582	15,728,334
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	34,333	34,619,177
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	8,091	7,888,893
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	1,733	1,735,392
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	28,612	23,676,171
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	6,873	5,773,082
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	4,996	4,197,050
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,391	5,419,165
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	24,072	24,337,782
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	19,128	19,179,350
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	23,651	23,632,210
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	41,745	41,998,117
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	13,598	13,708,574
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	16,079	16,148,976
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	10,407	10,439,978
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	13,121	13,313,915
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	8,521	8,547,420

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,195	$11,174,365
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		10,449	10,370,446
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,808	10,848,138
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		14,365	14,464,023

			$716,704,654

Home Furnishings — 0.9%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		2,450	$2,455,611
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		33,998	34,260,694
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		17,001	17,088,742

			$53,805,047

Industrial Equipment — 3.9%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		7,177	$7,223,181
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		44,220	44,274,842
CPM Holdings, Inc.
Term Loan, Maturing April 1, 2022(2)		2,350	2,379,375
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		5,350	5,386,781
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		10,621	10,753,451
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		886	893,272
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		4,200	4,229,715
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		15,868	15,518,153
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,275	3,660,237

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,574	$24,748,537
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		6,568	6,513,676
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		16,198	16,198,319
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		6,253	6,299,723
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019		11,907	11,959,501
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		37,679	37,864,069
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		10,849	10,874,040
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		3,069	3,065,164
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		13,658	13,789,010
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,364	4,364,214
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		4,356	4,381,409
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	7,575	8,516,220

			$242,892,889

Insurance — 4.2%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		17,321	$17,391,203
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		33,403	33,737,364
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		90,529	91,245,290
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	10,835,125

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	10,380	$9,874,117
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018	20,811	20,849,495
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	10,910	10,773,515
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	6,046,602
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	28,734	28,686,109
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	32,388	32,489,518

		$261,928,338

Leisure Goods / Activities / Movies — 3.3%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	23,744	$23,853,218
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020	8,094	8,106,829
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	7,200	7,110,000
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	20,906	21,050,108
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	9,939	10,019,312
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	224	225,527
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	7,872	7,960,834
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	10,277	10,379,546
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,057	2,063,412
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	10,290	10,335,029
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	10,883	10,910,082

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		8,825	$8,884,215
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		21,875	21,495,285
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)		903	57,782
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		17,686	17,715,644
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,906	2,925,763
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		10,999	9,473,092
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,109	19,032,564
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		14,264	14,123,362

			$205,721,604

Lodging and Casinos — 3.8%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		2,376	$2,393,503
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		26,343	26,466,119
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		7,150	7,234,012
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,833	3,861,734
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(7)		13,723	12,688,771
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,690	9,768,872
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	1,858,118
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	25,725	39,676,338

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	1,276	$1,287,996
Term Loan, 5.50%, Maturing November 21, 2019	2,976	3,005,324
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	50,734	50,980,995
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	31,929	31,989,190
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	5,483	5,495,711
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	3,049	3,056,172
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	30,093	30,431,174
Term Loan, 6.00%, Maturing October 1, 2021	8,105	8,196,424

		$238,390,453

Nonferrous Metals / Minerals — 2.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	18,478	$12,934,539
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	31,016	23,236,063
Dynacast International, LLC
Term Loan, 5.25%, Maturing January 28, 2022	5,300	5,377,846
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	18,722	17,907,815
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017	2,575	2,598,605
Term Loan, 7.50%, Maturing March 19, 2021	16,825	16,698,813
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	2,011	1,879,280
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	16,714	16,774,333

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,536	$3,506,473
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	6,400	5,792,000
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	3,970	3,731,810
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	1,250	1,131,250
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	19,269	12,289,810

		$123,858,637

Oil and Gas — 4.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,205	$23,912,094
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	10,375	9,078,125
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	20,733	20,214,882
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	16,658	16,830,047
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,403	9,446,830
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	8,104	7,901,618
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	11,121	9,693,798
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	18,325	18,280,818
Term Loan, 4.00%, Maturing December 2, 2019	3,525	3,547,031
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	10,290	10,058,961
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	6,050	4,734,125
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	10,073	7,605,304
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,867	33,530,438

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	2,223	$2,213,343
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	9,181	6,960,625
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	16,275	7,893,375
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	39,719	32,613,160
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	342	312,055
Term Loan, 4.25%, Maturing December 16, 2020	916	836,732
Term Loan, 4.25%, Maturing December 16, 2020	6,583	6,015,013
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,472	1,420,821
Term Loan, 4.25%, Maturing October 1, 2019	2,411	2,326,143
Term Loan, 4.25%, Maturing October 1, 2019	18,191	17,554,706
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	3,846	3,788,248
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017	3,334	3,300,614
Term Loan, 4.25%, Maturing November 13, 2018	664	661,905
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	3,306	3,345,659
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	11,868	11,311,542

		$275,388,012

Publishing — 2.6%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	12,862	$12,974,731
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	62,457	54,384,279

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		16,252	$16,381,701
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		43,321	42,129,414
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		4,172	4,205,782
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		4,909	4,957,700
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,995	2,991,630
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(7)		1,338	1,036,612
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019		5,128	5,177,560
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021		5,387	5,426,899
Springer Science+Business Media Deutschland GmbH
Term Loan, Maturing March 17, 2020(2)	EUR	3,000	3,402,235
Term Loan, 4.75%, Maturing August 14, 2020		7,368	7,407,972
Term Loan, Maturing August 14, 2020(2)		2,825	2,841,775

			$163,318,290

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,148	$4,051,693
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		4,179	4,172,472
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		2,139	2,159,975
Clear Channel Communications, Inc.
Term Loan, 6.93%, Maturing January 30, 2019		17,994	17,260,915
Term Loan, 7.68%, Maturing July 30, 2019		2,571	2,501,565
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	39,793,420
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,601	4,621,660

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		14,118	$14,059,170
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		2,537	2,549,778
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		1,715	1,719,986
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		13,949	14,071,441
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,410	6,430,026
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		7,269	7,291,751
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,461	2,447,289
Townsquare Media, Inc.
Term Loan, 4.25%, Maturing April 1, 2022		1,000	1,010,417
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,061	8,998,055
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,523	13,760,270
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,809	7,820,383
Term Loan, 4.00%, Maturing March 1, 2020		23,432	23,467,884

			$178,188,150

Retailers (Except Food and Drug) — 6.9%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,413	$25,484,569
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	3,750	5,711,729
Term Loan, 4.31%, Maturing April 28, 2020	GBP	3,000	4,588,554
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		19,663	19,798,650
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		31,941	31,955,501
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		11,370	10,965,290
Dollar Tree, Inc.
Term Loan, 4.25%, Maturing March 9, 2022		24,100	24,444,485

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	7,527	$7,420,236
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	7,357	7,423,677
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	9,162	9,215,972
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	26,903	25,294,651
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	17,894	17,894,372
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	8,760	8,866,939
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	21,193	21,291,851
Term Loan, 4.00%, Maturing January 28, 2020	8,630	8,689,105
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	38,648	38,804,132
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019	20,858	20,941,920
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018	1,955	1,962,331
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	9,672	9,717,576
PetSmart, Inc.
Term Loan, 5.00%, Maturing March 11, 2022	40,350	40,899,769
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	9,257	8,330,850
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	5,310	5,296,600
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021	18,785	19,078,770
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021	5,272	5,219,033
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	27,258	27,343,590

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,671	$15,775,052
Vivarte SA
Term Loan, 5.01%, (1.26% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	4,204	2,594,276
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(9)	EUR	2,782	3,160,903
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		3,039	2,917,229

			$431,087,612

Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		78,117	$70,755,289
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		10,856	10,850,973
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		6,157	6,095,269
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018(3)		11,677	6,411,944

			$94,113,475

Surface Transport — 0.9%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018		14,055	$14,095,004
Term Loan, 3.75%, Maturing March 11, 2018		9,600	9,522,000
Term Loan, 4.00%, Maturing March 11, 2018		15,469	15,546,282
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		18,356	16,824,813

			$55,988,099

Telecommunications — 3.4%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017		3,525	$3,536,016
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		71,600	71,671,600
IPC Systems, Inc.
Term Loan, 5.50%, Maturing August 6, 2021		14,450	14,481,616

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022	6,350	$6,408,210
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	29,519	29,533,257
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	12,408	12,059,017
Term Loan, 4.00%, Maturing April 23, 2019	21,114	20,520,255
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,566	31,657,869
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	5,415	5,427,352
Term Loan, 3.50%, Maturing January 15, 2022	8,403	8,422,087
Term Loan, 3.50%, Maturing January 15, 2022	8,906	8,926,056

		$212,643,335

Utilities — 2.3%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	7,049	$7,023,883
Term Loan, 3.25%, Maturing January 31, 2022	4,678	4,670,168
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	4,615	4,647,510
Term Loan, 4.00%, Maturing April 1, 2018	12,181	12,270,275
Term Loan, 4.00%, Maturing October 9, 2019	12,773	12,855,879
Term Loan, 4.00%, Maturing October 30, 2020	3,333	3,352,339
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,999	14,081,346
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	3,288	3,308,488
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,747	3,776,323
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,008	1,024,290
Term Loan, 5.00%, Maturing December 19, 2021	22,859	23,221,125

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		14,207	$14,273,571
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		6,899	6,877,216
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		2,375	2,407,656
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020		111	111,255
Term Loan, 4.25%, Maturing May 6, 2020		2,078	2,077,436
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		12,593	12,825,635
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		6,470	6,522,941
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		5,500	5,472,500

			$140,799,836

Total Senior Floating-Rate Interests (identified cost $7,428,964,833)			$7,305,477,877

Corporate Bonds & Notes — 4.7%

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.4%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(10)		4,000	$4,205,000
Virgin Media Secured Finance PLC
5.375%, 4/15/21(10)		4,545	4,772,250
6.00%, 4/15/21(10)	GBP	4,658	7,527,313
5.50%, 1/15/25(10)		5,875	6,007,188

			$22,511,751

Chemicals and Plastics — 0.6%
Hexion, Inc.
6.625%, 4/15/20		24,250	$22,795,000
Ineos Finance PLC
7.50%, 5/1/20(10)		2,375	2,512,869

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Polymer Group, Inc.
7.75%, 2/1/19		1,357	$1,407,887
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		9,880	10,485,249

			$37,201,005

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,342,812
Smurfit Kappa Acquisitions
4.875%, 9/15/18(10)		1,850	1,951,750
3.511%, 10/15/20(10)(11)	EUR	3,000	3,701,194

			$26,995,756

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(10)		3,000	$2,797,500
9.00%, 11/15/18(10)	CAD	4,500	3,226,274

			$6,023,774

Entertainment — 0.2%
Vougeot Bidco PLC
5.261%, 7/15/20(10)(11)	EUR	6,875	$7,809,372
7.875%, 7/15/20(10)	GBP	3,500	5,778,981

			$13,588,353

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(10)		750	$795,000
7.125%, 9/1/18(10)		750	851,250

			$1,646,250

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(10)		2,500	$2,604,375
6.75%, 11/1/20(10)		1,674	1,786,995

			$4,391,370

Food Products — 0.6%
Dole Food Co., Inc.
7.25%, 5/1/19(10)		14,000	$14,350,000
HJ Heinz Co.
4.25%, 10/15/20		7,000	7,183,750

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Iceland Bondco PLC
4.822%, 7/15/20(10)(11)	GBP	5,425	$7,078,267
6.25%, 7/15/21(10)	GBP	3,925	5,224,167
Picard Groupe SA
4.25%, 8/1/19(10)(11)	EUR	4,000	4,536,314

			$38,372,498

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,954,000
5.125%, 8/1/21		13,150	13,708,875
HCA, Inc.
4.75%, 5/1/23		4,650	4,894,125
inVentiv Health, Inc.
9.00%, 1/15/18(10)		6,275	6,620,125
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,375,000
4.375%, 10/1/21		6,225	6,178,312

			$63,730,437

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		212	$126,614

			$126,614

Insurance — 0.1%
CNO Financial Group, Inc.
6.375%, 10/1/20(10)		3,000	$3,187,500
Galaxy Bidco, Ltd.
5.563%, 11/15/19(10)(11)(12)	GBP	2,500	3,847,093

			$7,034,593

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,368,000

			$4,368,000

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		5,550	$4,273,500
9.00%, 2/15/20(7)		2,500	1,931,250
9.00%, 2/15/20(7)		6,350	4,905,375

			$11,110,125

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals/Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd., Sr. Notes
9.75%, 3/1/22(10)		7,000	$7,245,000

			$7,245,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(10)		6,700	$6,599,500

			$6,599,500

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,696,183
Univision Communications, Inc.
6.75%, 9/15/22(10)		3,075	3,313,466

			$5,009,649

Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,205,000
Matterhorn Telecom SA
3.875%, 5/1/22(10)	EUR	2,000	2,214,821
Virgin Media Secured Finance PLC
5.50%, 1/15/25(10)	GBP	2,700	4,267,093
Wind Acquisition Finance SA
5.245%, 4/30/19(10)(11)	EUR	4,825	5,483,847
6.50%, 4/30/20(10)		3,150	3,342,938
4.011%, 7/15/20(10)	EUR	4,700	5,290,588

			$22,804,287

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(10)		2,000	$2,140,000
7.875%, 1/15/23(10)		5,500	6,077,500
5.875%, 1/15/24(10)		5,000	5,375,000

			$13,592,500

Total Corporate Bonds & Notes (identified cost $296,778,791)			$292,351,462

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value

Apidos CLO XIV, Series 2013-14A, Class C1, 3.12%, 4/15/25(10)(11)	$2,400	$2,390,456
Apidos CLO XIV, Series 2013-14A, Class D, 3.77%, 4/15/25(10)(11)	3,000	2,923,000
Apidos CLO XIV, Series 2013-14A, Class E, 4.67%, 4/15/25(10)(11)	1,500	1,328,700
Apidos CLO XVII, Series 2014-17A, Class B, 3.124%, 4/17/26(10)(11)	3,000	2,952,671
Apidos CLO XVII, Series 2014-17A, Class C, 3.574%, 4/17/26(10)(11)	1,500	1,424,225
Apidos CLO XVII, Series 2014-17A, Class D, 5.024%, 4/17/26(10)(11)	1,500	1,332,459
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 3.02%, 10/17/24(10)(11)	2,000	1,958,426
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.77%, 10/17/24(10)(11)	2,000	1,947,449
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.17%, 10/17/24(10)(11)	2,000	1,852,693
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.024%, 7/17/25(10)(11)	2,000	1,982,214
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.724%, 7/17/25(10)(11)	1,670	1,621,250
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.524%, 7/17/25(10)(11)	1,670	1,459,042
Babson CLO, Ltd., Series 2013-IA, Class C, 2.975%, 4/20/25(10)(11)	3,150	3,127,957
Babson CLO, Ltd., Series 2013-IA, Class D, 3.775%, 4/20/25(10)(11)	2,475	2,426,004
Babson CLO, Ltd., Series 2013-IA, Class E, 4.675%, 4/20/25(10)(11)	1,500	1,354,337
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.375%, 7/15/26(10)(11)	2,175	2,179,161
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.375%, 7/15/26(10)(11)	2,175	1,995,273
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.925%, 7/15/25(10)(11)	2,000	1,970,902
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.675%, 7/15/25(10)(11)	2,000	1,943,825
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.875%, 7/15/25(10)(11)	1,600	1,464,727
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.375%, 7/20/26(10)(11)	1,750	1,753,547
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.775%, 7/20/26(10)(11)	1,750	1,714,374
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.375%, 7/20/26(10)(11)	1,750	1,625,659
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.975%, 4/20/25(10)(11)	2,625	2,594,721
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.775%, 4/20/25(10)(11)	2,900	2,825,034

Security	Principal Amount (000’s omitted)	Value

Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.024%, 7/17/25(10)(11)	$1,500	$1,475,598
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.624%, 7/17/25(10)(11)	1,500	1,435,962
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.774%, 7/17/25(10)(11)	1,800	1,597,734

Total Asset-Backed Securities (identified cost $55,174,630)		$54,657,400

Common Stocks — 0.2%

Security	Shares	Value

Aerospace and Defense — 0.0%(6)
IAP Worldwide Services, LLC(3)(12)(13)	168	$184,143

		$184,143

Automotive — 0.0%(6)
Dayco Products, LLC(12)	48,926	$1,822,493

		$1,822,493

Business Equipment and Services — 0.0%(6)
Education Management Corp.(3)(12)(13)	41,829,101	$1,129,386

		$1,129,386

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(3)(12)(13)	105,043	$43,068

		$43,068

Investment Services — 0.0%
Safelite Realty Corp.(3)(13)(14)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(12)(13)	167,709	$1,760,942
Tropicana Entertainment, Inc.(12)(13)	40,751	641,828

		$2,402,770

Publishing — 0.1%
ION Media Networks, Inc.(3)(12)(13)	13,247	$4,768,788
MediaNews Group, Inc.(3)(12)(13)	66,239	2,550,197

		$7,318,985

Total Common Stocks (identified cost $6,323,356)		$12,900,845

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value

Business Equipment and Services — 0.0%(6)
Education Management Corp., Series A-1, 7.50%(12)(13)	46,544	$3,056,391

Total Convertible Preferred Stocks (identified cost $3,284,920)		$3,056,391

Warrants — 0.0%(6)

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(6)
Vivarte Luxco(3)(12)(13)	182,939	$104,761

Total Warrants (identified cost $67,050)		$104,761

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(15)	$100,765	$100,765,116

Total Short-Term Investments (identified cost $100,765,116)		$100,765,116

Total Investments — 124.8% (identified cost $7,891,358,696)		$7,769,313,852

Less Unfunded Loan Commitments — (0.1)%		$(5,858,154)

Net Investments — 124.7% (identified cost $7,885,500,542)		$7,763,455,698

Other Assets, Less Liabilities — (24.7)%		$(1,539,498,148)

Net Assets — 100.0%		$6,223,957,550

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

PIK	–	Payment In Kind

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Amount is less than 0.05%.

(7)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(9)	Includes new money preferred shares that trade with the loan.

(10)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $207,177,930 or 3.3% of the Portfolio’s net assets.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security (see Note 5).

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $7,784,735,426)	$7,662,690,582
Affiliated investment, at value (identified cost, $100,765,116)	100,765,116
Cash	22,423,849
Restricted cash*	1,400,000
Foreign currency, at value (identified cost, $14,942,639)	15,084,042
Interest and dividends receivable	28,987,144
Interest receivable from affiliated investment	16,469
Receivable for investments sold	13,496,724
Receivable for open forward foreign currency exchange contracts	1,370,920
Prepaid upfront fees on notes payable	1,973,340
Prepaid expenses	275,034
Total assets	$7,848,483,220

Liabilities
Notes payable	$1,475,000,000
Cash collateral due to broker	480,000
Payable for investments purchased	138,986,548
Payable for open forward foreign currency exchange contracts	5,624,554
Payable to affiliates:
Investment adviser fee	2,640,996
Trustees’ fees	5,666
Accrued expenses	1,787,906
Total liabilities	$1,624,525,670
Net Assets applicable to investors’ interest in Portfolio	$6,223,957,550

Sources of Net Assets
Investors’ capital	$6,350,481,308
Net unrealized depreciation	(126,523,758)
Total	$6,223,957,550

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income (net of foreign taxes, $32,551)	$181,926,368
Dividends	694,674
Interest allocated from affiliated investment	89,263
Expenses allocated from affiliated investment	(9,659)
Total investment income	$182,700,646

Expenses
Investment adviser fee	$16,301,181
Trustees’ fees and expenses	34,000
Custodian fee	833,507
Legal and accounting services	275,742
Interest expense and fees	10,608,437
Miscellaneous	117,986
Total expenses	$28,170,853
Deduct —
Reduction of custodian fee	$69
Total expense reductions	$69

Net expenses	$28,170,784

Net investment income	$154,529,862

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(20,629,049)
Investment transactions allocated from affiliated investment	170
Foreign currency and forward foreign currency exchange contract transactions	41,575,563
Net realized gain	$20,946,684
Change in unrealized appreciation (depreciation) —
Investments	$10,441,526
Foreign currency and forward foreign currency exchange contracts	(15,201,353)
Net change in unrealized appreciation (depreciation)	$(4,759,827)

Net realized and unrealized gain	$16,186,857

Net increase in net assets from operations	$170,716,719

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$154,529,862	$356,814,864
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	20,946,684	16,346,975
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(4,759,827)	(162,692,528)
Net increase in net assets from operations	$170,716,719	$210,469,311
Capital transactions —
Contributions	$305,681,465	$923,766,018
Withdrawals	(750,191,226)	(1,750,161,361)
Net decrease in net assets from capital transactions	$(444,509,761)	$(826,395,343)

Net decrease in net assets	$(273,793,042)	$(615,926,032)

Net Assets
At beginning of period	$6,497,750,592	$7,113,676,624
At end of period	$6,223,957,550	$6,497,750,592

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2015
Net increase in net assets from operations	$170,716,719
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(544,486,407)
Investments sold and principal repayments	1,230,463,908
Decrease in short-term investments, net	8,273,795
Net amortization/accretion of premium (discount)	(1,037,285)
Amortization of prepaid upfront fees on notes payable	276,660
Decrease in restricted cash	400,000
Decrease in dividends and interest receivable	3,483,623
Decrease in interest receivable from affiliated investment	5,598
Decrease in receivable for open forward foreign currency exchange contracts	7,980,469
Decrease in prepaid expenses	14,359
Decrease in payable for cash collateral due to broker	(1,320,000)
Increase in payable for open forward foreign currency exchange contracts	5,624,554
Decrease in payable to affiliate for investment adviser fee	(347,782)
Decrease in accrued expenses	(523,072)
Decrease in unfunded loan commitments	(22,782,290)
Net change in unrealized (appreciation) depreciation from investments	(10,441,526)
Net realized loss from investments	20,629,049
Net cash provided by operating activities	$866,930,372

Cash Flows From Financing Activities
Proceeds from capital contributions	$305,681,465
Payments for capital withdrawals	(750,191,226)
Payment of prepaid upfront fees on notes payable	(2,250,000)
Proceeds from notes payable	200,000,000
Repayments of notes payable	(625,000,000)
Net cash used in financing activities	$(871,759,761)

Net decrease in cash*	$(4,829,389)

Cash at beginning of period(1)	$42,337,280

Cash at end of period(1)	$37,507,891

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$13,113,498

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $150,217.

(1)	Balance includes foreign currency, at value.

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.57	%(2)	0.55%	0.52%	0.61%	0.65%	0.72%
Interest and fee expense	0.35	%(2)	0.27%	0.22%	0.34%	0.39%	0.56%
Total expenses	0.92	%(2)	0.82%	0.74%	0.95%	1.04%	1.28%
Net investment income	5.06	%(2)	4.80%	4.97%	5.73%	5.31%	5.15%
Portfolio Turnover	8	%(3)	38%	29%	37%	59%	37%
Total Return	2.84	%(3)	2,84%	6.25%	9.94%	5.54%	14.14%
Net assets, end of period (000’s omitted)	$6,223,958		$6,497,751	$7,113,677	$3,241,781	$1,645,880	$1,347,695

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

42	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Short Duration Real Return Fund and Eaton Vance Short Duration Government Income Fund held an interest of 98.5%, 1.2%, less than 0.5% and less than 0.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

43

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

44

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee totaled $16,301,181 or 0.53% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $608,417,772 and $1,114,169,925, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,846,388,813

Gross unrealized appreciation	$94,813,951
Gross unrealized depreciation	(177,747,066)

Net unrealized depreciation	$(82,933,115)

5  Restricted Securities

At April 30, 2015, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Safelite Realty Corp.	9/29/00 – 11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of

45

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/29/15	British Pound Sterling 10,615,613	United States Dollar 16,436,260	JPMorgan Chase Bank, N.A.	$144,134	$—	$144,134
5/29/15	Canadian Dollar 7,929,625	United States Dollar 6,519,363	State Street Bank and Trust Company	—	(50,545)	(50,545)
5/29/15	Canadian Dollar 2,886,874	United States Dollar 2,310,527	State Street Bank and Trust Company	—	(81,326)	(81,326)
5/29/15	Canadian Dollar 23,236,407	United States Dollar 18,575,543	State Street Bank and Trust Company	—	(676,448)	(676,448)
5/29/15	Euro 48,516,558	United States Dollar 55,147,559	Goldman Sachs International	653,869	—	653,869
5/29/15	Euro 3,681,500	United States Dollar 3,900,590	HSBC Bank USA, N.A.	—	(234,463)	(234,463)
5/29/15	Euro 3,000,000	United States Dollar 3,280,737	State Street Bank and Trust Company	—	(88,856)	(88,856)
5/29/15	United States Dollar 4,316,048	Euro 4,000,000	Deutsche Bank AG	176,743	—	176,743
5/29/15	United States Dollar 8,589,408	Euro 8,000,000	JPMorgan Chase Bank, N.A.	396,174	—	396,174
6/30/15	British Pound Sterling 25,825,566	United States Dollar 38,387,121	Goldman Sachs International	—	(1,239,664)	(1,239,664)
6/30/15	Euro 1,995,000	United States Dollar 2,173,305	HSBC Bank USA, N.A.	—	(68,419)	(68,419)
6/30/15	Euro 47,670,737	United States Dollar 52,009,489	HSBC Bank USA, N.A.	—	(1,556,727)	(1,556,727)
6/30/15	Euro 2,000,000	United States Dollar 2,148,358	State Street Bank and Trust Company	—	(98,984)	(98,984)
7/31/15	British Pound Sterling 27,638,275	United States Dollar 42,342,252	HSBC Bank USA, N.A.	—	(57,106)	(57,106)
7/31/15	Euro 58,469,356	United States Dollar 64,256,887	Goldman Sachs International	—	(1,472,016)	(1,472,016)

				$1,370,920	$(5,624,554)	$(4,253,634)

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contigent features in a net liability position was $5,624,554. The aggregate fair value of assets pledged as collateral by the Porfolio for such liability was $920,000 at April 30 2015.

46

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$1,370,920	(1)	$(5,624,554	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$176,743	$—	$—	$—	$176,743
Goldman Sachs International	653,869	(653,869)	—	—	—
JPMorgan Chase Bank, N.A.	540,308	—	—	(480,000)	60,308

	$1,370,920	$(653,869)	$—	$(480,000)	$237,051

47

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(2,711,680)	$653,869	$—	$—	$(2,057,811)
HSBC Bank USA, N.A.	(1,916,715)	—	—	920,000	(996,715)
State Street Bank and Trust Company	(996,159)	—	—	—	(996,159)

	$(5,624,554)	$653,869	$—	$920,000	$(4,050,685)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward foreign currency exchange contracts	$42,523,854	(1)	$(13,605,023	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2015, which is indicative of the volume of this derivative type, was approximately $347,955,000.

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $2.25 billion ($2.5 billion prior to March 17, 2015, $2.315 billion prior to June 9, 2014 and $2.215 billion prior to March 19, 2014) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement in effect through March 15, 2016, the Portfolio also pays a program fee of 0.67% (0.80% prior to March 17, 2015) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the amount of the facility. Program and commitment fees for the six months ended April 30, 2015 totaled $8,472,403 and are included in interest expense in the Statement of Operations. In connection with the renewal of the Agreement on March 17, 2015, the Portfolio paid an up-front fee of $2,250,000, which is being amortized to interest expense through March 15, 2016, the termination date of the Agreement. The unamortized balance at April 30, 2015 is $1,973,340 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2015, the Portfolio had borrowings outstanding under the Agreement of $1,475,000,000 at an interest rate of 0.23%. The carrying amount of the borrowings at April 30, 2015 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2015. For the six months ended April 30, 2015, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $1,711,878,453 and 0.22%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

48

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$7,291,905,054	$7,714,669	$7,299,619,723
Corporate Bonds & Notes	—	292,224,848	126,614	292,351,462
Asset-Backed Securities	—	54,657,400	—	54,657,400
Common Stocks	641,828	1,822,493	10,436,524	12,900,845
Convertible Preferred Stocks	—	3,056,391	—	3,056,391
Warrants	—	—	104,761	104,761
Short-Term Investments	—	100,765,116	—	100,765,116

Total Investments	$641,828	$7,744,431,302	$18,382,568	$7,763,455,698

Forward Foreign Currency Exchange Contracts	$—	$1,370,920	$—	$1,370,920

Total	$641,828	$7,745,802,222	$18,382,568	$7,764,826,618

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(5,624,554)	$—	$(5,624,554)

Total	$—	$(5,624,554)	$—	$(5,624,554)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

49

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,211,000 (equal to 0.10% of net assets at April 30, 2015). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

50

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

52

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

53

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

54

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

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Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

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None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

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We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763 4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 16, 2015

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 16, 2015